Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP Zoetis Savings Plan
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
ZOETIS SAVINGS PLAN
SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
DECEMBER 31, 2025

Participant contributions	Total that constitute			Number of Shares or Units
transferred late to plan	nonexempt prohibited transactions			Total fully
Check here if late			Contributions	corrected
participant loan		Contributions	pending	under VFCP
repayments are	Contributions	corrected	correction in	and PTE
included: ( )	not corrected	outside VFCP	VFCP	2002‑51
$243	—	243	—